Premises And Equipment And Operating Leases (Future Minimum Operating Lease Payments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Premises And Equipment And Operating Leases [Abstract]
2020	$ 544
2021	548
2022	536
2023	377
Thereafter	250
Total future minimum rental commitments	2,255
Less - amounts representing interest	(295)
Total operating lease liabilities	$ 1,960